Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating revenues:
Gas operating revenues	$ 1,403,366	$ 1,511,907	$ 1,614,843
Construction revenues	483,822	318,464	278,981
Total operating revenues	1,887,188	1,830,371	1,893,824
Operating expenses:
Net cost of gas sold	613,489	736,175	866,630
Operations and maintenance	358,498	354,943	348,942
Depreciation and amortization	200,469	190,463	190,082
Taxes other than income taxes	40,949	38,869	37,318
Construction expenses	423,703	277,804	242,461
Total operating expenses	1,637,108	1,598,254	1,685,433
Operating income	250,080	232,117	208,391
Other income and (expenses):
Net interest deductions (Notes 7 and 8)	(69,602)	(75,677)	(75,270)
Net interest deductions on subordinated debentures (Note 6)		(1,912)	(7,731)
Other income (deductions)	(5,412)	3,850	6,645
Total other income and (expenses)	(75,014)	(73,739)	(76,356)
Income before income taxes	175,066	158,378	132,035
Income tax expense (Note 12)	63,303	54,925	44,917
Net income	111,763	103,453	87,118
Net income (loss) attributable to noncontrolling interest	(524)	(424)	(364)
Net income attributable to Southwest Gas Corporation	$ 112,287	$ 103,877	$ 87,482
Basic earnings per share (Note 15)	$ 2.45	$ 2.29	$ 1.95
Diluted earnings per share (Note 15)	$ 2.43	$ 2.27	$ 1.94
Average number of common shares outstanding	45,858	45,405	44,752
Average shares outstanding (assuming dilution)	46,291	45,823	45,062